UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GCAT Depositor V LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002062117

GCAT 2026-NQM3 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Thomas Durkin, (212) 692-2000

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I:  REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Executive Summaries:
	a.	AMC Executive Summary (Blue River Mortgage V LLC)
	b.	AMC Executive Summary (Blue River Mortgage VI LLC)
99.2	AMC Rating Agency Grades
99.3	AMC Exception Grades
99.4	AMC Valuation Summary
99.5	AMC Supplemental Data
99.6	AMC Data Compare
99.7	Canopy Financial Technology Partners, LLC (“Canopy”) Narratives:
	a.	Canopy Narrative (Blue River Mortgage V LLC)
	b.	Canopy Narrative (Blue River Mortgage VI LLC)
99.8	Canopy Supplemental Data Extract
99.9	Canopy Rating Agency Grades Detail Report
99.10	Canopy Rating Agency Grades Summary Report
99.11	Canopy Valuation Report
99.12	Canopy ATR OR QM Report
99.13	Canopy Data Compare Report
99.14	Consolidated Analytics, Inc (“Consolidated”) Narratives:
	a.	Consolidated Narrative (Blue River Mortgage V LLC)
	b.	Consolidated Narrative (Blue River Mortgage VI LLC)
99.15	Consolidated Due Diligence Standard Report
99.16	Consolidated Supplemental Report
99.17	Consolidated Rating Agency Grades Summary Report
99.18	Consolidated Valuations Report
99.19	Consolidated Data Compare Report
99.20	Consolidated ATR OR QM Report
99.21	Digital Risk, LLC (“Digital Risk”) Executive Summaries:
	a.	Digital Risk Executive Summary (Blue River Mortgage V LLC)
	b.	Digital Risk Executive Summary (Blue River Mortgage VI LLC)
99.22	Digital Risk Data Integrity Report
99.23	Digital Risk Findings Report
99.24	Digital Risk Rating Agency Report
99.25	Digital Risk Supplemental Data Report
99.26	Digital Risk Valuation Report
99.27	Opus Capital Markets Consultants, LLC (“Opus”) Executive Narratives:
	a.	Opus Executive Narrative (Blue River Mortgage V LLC)
	b.	Opus Executive Narrative (Blue River Mortgage VI LLC)
99.28	Opus Rating Agency Grading Summary
99.29	Opus Data Comparison
99.30	Opus ATR OR QM Report
99.31	Opus Standard Findings Report
99.32	Opus Valuation Report
99.33	Opus Supplemental Data
99.34	Selene Diligence LLC (“Selene”) Due Diligence Narrative
	a.	Selene Due Diligence Narrative (Blue River Mortgage V LLC)
	b.	Selene Due Diligence Executive Narrative (Blue River Mortgage VI LLC)
99.35	Selene Data Compare Report
99.36	Selene Standard Findings Report
99.37	Selene Rating Agency Grades Summary Report
99.38	Selene Valuation Report
99.39	Selene Supplemental Data

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GCAT Depositor V LLC
(Depositor)

Date:	May 13, 2026	By:	/s/ Thomas Durkin
		Name:	Thomas Durkin
		Title:	President (senior officer in charge of securitization)